Goodwill and Intangible Assets, Net (Estimated Amortization Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Amortization expense related to intangible assets	$ 211	$ 234	$ 421
Write-off of patents, net value	7	$ 37	$ 33
2016	141
2017	133
2018	133
2019	133
2020	111
Total amortization expense	651
Impairment of intangible assets	$ 40
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Useful life	10 years